Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued expenses	$ 6,927	$ 6,441
Deferred charter revenue	12,575	2,559
Other current liabilities	9	15
Provisions	606	2,282
Total other current liabilities	$ 20,117	$ 11,297